U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 7, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statements of Additional Information for the funds listed in Appendix A below, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated November 2, 2011, filed electronically as Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on November 2, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

3X BULL FUNDS	3X BEAR FUNDS
International Funds
Direxion Daily Turkey Bull 3X Shares	Direxion Daily Turkey Bear 3X Shares
Sector Funds
Direxion Daily Industrial Bull 3X Shares	Direxion Daily Industrial Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares